Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Non-current derivative assets	$ 1,015
Financial liabilities:
Current derivative liabilities	6,754	$ 10,695
Non-current derivative liabilities	4,260	19,358
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	62,293	52,583
Financial liabilities:
Long-term debt, current and non-current	974,596	1,036,118
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	1,015
Financial liabilities:
Current derivative liabilities	6,754	10,695
Non-current derivative liabilities	4,260	19,358
Fair Value [Member]
Financial assets:
Cash and cash equivalents	62,293	52,583
Financial liabilities:
Long-term debt, current and non-current	974,596	1,036,118
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	1,015
Financial liabilities:
Current derivative liabilities	6,754	10,695
Non-current derivative liabilities	$ 4,260	$ 19,358